EARNINGS (LOSS) PER SHARE (EPS) (Tables)	12 Months Ended
Dec. 31, 2018
EARNINGS (LOSS) PER SHARE (EPS)
Schedule of basic and diluted earnings (loss) per share

Basic

	2018
	Common	Preferred	Total
	(in thousands, except share and per share data)
Basic numerator
Allocated net income (loss) available to common and preferred shareholders	774,279	1,529,589	2,303,868

Basic denominator
Weighted-average outstanding shares, after deducting the average tresuary shares	571,929,945	1,129,851,598

Earnings per share (in R$) — Basic	1.35	1.35

	2017
	Common	Preferred	Total
	(in thousands, except share and per share data)
Basic numerator
Allocated net income (loss) available to common and preferred shareholders	(120,267)	(239,093)	(359,360)

Basic denominator
Weighted-average outstanding shares, after deducting the average tresuary shares	571,929,945	1,137,012,265

Loss per share (in R$) — Basic	(0.21)	(0.21)

	2016
	Common	Preferred	Total
	(in thousands, except share and per share data)
Basic numerator
Allocated net income (loss) available to common and preferred shareholders	(969,954)	(1,920,857)	(2,890,811)

Basic denominator
Weighted-average outstanding shares, after deducting the average tresuary shares	571,929,945	1,132,626,373

Loss per share (in R$) — Basic	(1.70)	(1.70)

Diluted

Diluted numerator	2018
Allocated net income available to Common and Preferred shareholders
Net income allocated to preferred shareholders	1,529,589
Add:
Adjustment to net income allocated to preferred shareholders in respect to the potential increase in number of preferred shares outstanding, as a result of options granted to acquire stock of Gerdau.	6,515
1,536,104
Net income allocated to common shareholders	774,279
Less:
Adjustment to net income allocated to preferred shareholders in respect to the potential increase in number of preferred shares outstanding, as a result of options granted to acquire stock of Gerdau.	(6,515)
767,764
Diluted denominator
Weighted - average number of shares outstanding
Common Shares	571,929,945
Preferred Shares
Weighted-average number of preferred shares outstanding	1,129,851,598
Potential increase in number of preferred shares outstanding in respect of stock option plan	14,440,860
Total	1,144,292,458
Earnings per share — Diluted (Common and Preferred Shares)	1.34